Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Future Minimum Lease Payments	The Company leases office space in Plano, TX and New York, NY under operating leases with a non-cancelable lease term which end in August 2023 and June 2025, respectively. Lease expenses are included in general and administrative expenses on the consolidated statement of operations and comprehensive (loss) income. The following is a schedule of future minimum lease payments required under the non-cancelable leases as of December 31, 2022, reconciled to the present value of operating lease liabilities:

Years Ending December 31,
2023	$456
2024	334
2025	170
Thereafter	—
Total future minimum lease payments	$960
Less: Interest	(133)
Total present value of lease liabilities	$827

Schedule of Lease Liabilities	Lease liabilities as of December 31, 2022, consists of the following:

Current portion of lease liabilities	$382
Long-term lease liabilities, net of current portion	445
Total lease liabilities	$827